VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Jul. 12, 2018 USD ($)
Variable Interest Entity [Line Items]
Number of vessels | vessel		1	1
Interest expense		$ 80,650,000	$ 75,425,000	$ 66,938,000
Net cash used in financing activities		(272,211,000)	(8,729,000)	(136,308,000)
Investment in affiliate		206,180,000	0
PT Pesona
Variable Interest Entity [Line Items]
Dividends		$ 0	1,200,000	$ 6,100,000
Hilli LLC
Variable Interest Entity [Line Items]
Percentage of voting interests acquired		50.00%			50.00%
Hilli LLC
Variable Interest Entity [Line Items]
Equity method investment, aggregate cost					$ 658,000,000
Hilli LLC | Hilli LLC
Variable Interest Entity [Line Items]
Percentage of voting interests acquired					50.00%
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term	10 years
Interest expense		$ 8,000,000	8,200,000
Net cash used in financing activities		$ 12,800,000	$ 20,800,000
Annual option to repurchase vessel at fixed, pre-determined amounts, period post commencement of bareboat charter		3 years
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
Number of vessels | vessel		1	1
Hilli LLC
Variable Interest Entity [Line Items]
Investment in affiliate		$ 206,180,000	$ 0